Income taxes - Tax Uncertainties (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 161	$ 128	$ 103
Increase related to current period tax positions	15	27	29
Increase related to prior period tax positions	10	8	1
Decrease related to settlements with taxing authorities	0	0	0
Decrease related to prior period tax positions	(12)	0	0
Decreases from lapse in statutes of limitations	(7)	(2)	(5)
Balance at end of year	167	161	128	$ 173
Unrecognized tax benefits and accrued interest and penalties	167
Accrued liabilities for interest and penalties	42	32	22
Gross unrecognized tax benefits	125	129	106
Interest and penalties related to uncertain tax positions	10	$ 10	$ 3
Deferred tax provision recorded on cumulative unremitted earnings	0
Cumulative unremitted earnings	$ 10,000